Property, plant and equipment, net	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net
4	Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	March 31,
	2018	2019
	$ in thousands	$ in thousands
Cost
Buildings	17,863	16,890
Construction-in-progress	260	597
Plant and machinery	9,932	9,838
Furniture, fixtures and equipment	1,468	1,475
Motor vehicles	643	636

	30,166	29,436
Less: accumulated depreciation	(19,732)	(19,845)

	10,434	9,591

During the fiscal years ended March 31, 2017, 2018 and 2019, depreciation expenses charged to the consolidated statements of operations amounted to approximately $1,046,000, $1,099,000 and $859,000, respectively. As at March 31, 2018 and 2019, fully depreciated assets that were still in use by the Company amounted to $9,853,000 and $15,749,000, respectively.

Property, plant and equipment in Xinxing were assessed for impairment according to the policy described in note 1(h). The Company concluded that no impairment to property, plant and equipment in Xinxing was required as at March 31, 2019.